SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS

Non-current assets (excluding investment in the associate) information based on the location of assets are as follows:

	2022	2023
	S$	S$

Malaysia	1,751,773	1,408,589
Singapore	741,999	668,577
Total	2,493,772	2,077,166